Annual Operating Expenses - FidelityLowDurationBondETF-PRO - FidelityLowDurationBondETF-PRO - Fidelity Low Duration Bond ETF - Fidelity Low Duration Bond ETF	Dec. 30, 2024
Operating Expenses:
Management fee	0.20%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.20%